Schedule of earnings per share - basic and diluted (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 4,952,573	R$ 3,904,202	R$ 1,989,946
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,899,620	R$ 1,975,751	R$ 1,007,102
Weighted average of shares	1,176,755,935	1,450,310,800	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.61429	R$ 1.36229	R$ 0.69440
Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 5,908	R$ 5,883	R$ 2,809
Weighted average of shares	3,171,194	3,268,067	3,273,682
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.86252	R$ 1.80062	R$ 0.85790
Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 3,047,045	R$ 1,922,568	R$ 980,035
Weighted average of shares	1,556,626,621	1,282,974,883	1,282,969,268
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.95747	R$ 1.49852	R$ 0.76388
Continuing Operations 1 [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 3,767,197	R$ 3,823,981	R$ 2,078,267
Weighted average of shares	2,736,553,750	2,736,553,750	2,736,553,750
Continuing Operations 1 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,417,379	R$ 1,935,144	R$ 1,051,809
Weighted average of shares	1,176,755,935	1,450,310,800	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.20448	R$ 1.33430	R$ 0.72523
Continuing Operations 1 [Member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 4,478	R$ 5,783	R$ 2,920
Weighted average of shares	3,171,194	3,268,067	3,273,682
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.41173	R$ 1.76982	R$ 0.89086
Continuing Operations 1 [Member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 2,345,340	R$ 1,883,054	R$ 1,023,538
Weighted average of shares	1,556,626,621	1,282,974,883	1,282,969,268
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 1.50668	R$ 1.46773	R$ 0.79778
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,185,376	R$ 80,221	R$ (88,321)
Weighted average of shares	2,736,553,750	2,736,553,750	2,736,553,750
Discontinued operations [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 482,241	R$ 40,607	R$ (44,707)
Weighted average of shares	1,176,755,935	1,450,310,800	1,450,310,800
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.40981	R$ 0.02800	R$ (0.03083)
Discontinued operations [member] | Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 1,430	R$ 100	R$ (111)
Weighted average of shares	3,171,194	3,268,067	3,273,682
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.45079	R$ 0.03080	R$ (0.03391)
Discontinued operations [member] | Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Basic and diluted earnings	R$ 701,705	R$ 39,514	R$ (43,503)
Weighted average of shares	1,556,626,621	1,282,974,883	1,282,969,268
Basic and diluted earnings per share attributable to shareholders of parent company	R$ 0.45079	R$ 0.03080	R$ (0.03391)